12. Judicial deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
JudicialDepositsLineItems [Line Items]
Non-current portion	R$ 1,366,576	R$ 1,294,125
Civil [Member]
JudicialDepositsLineItems [Line Items]
Non-current portion	344,204	471,922
Labor [Member]
JudicialDepositsLineItems [Line Items]
Non-current portion	493,705	468,009
Tax [Member]
JudicialDepositsLineItems [Line Items]
Non-current portion	286,375	291,745
Regulatory [Member]
JudicialDepositsLineItems [Line Items]
Non-current portion	111	111
Other [Member]
JudicialDepositsLineItems [Line Items]
Non-current portion	R$ 242,181	R$ 62,338